Segmental information - additional information - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 29,419	$ 31,803
Other Revenue	356	1,280
Consolidated sales revenue	29,775	33,083
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	17,547	21,964
Other Revenue	91	1,108
Consolidated sales revenue	17,638	23,072
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	7,321	5,733
Other Revenue	298	84
Consolidated sales revenue	7,619	5,817
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	1,702	1,472
Other Revenue	(38)	77
Consolidated sales revenue	1,664	1,549
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	1,233	1,141
Other Revenue	(3)	4
Consolidated sales revenue	1,230	1,145
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	322	506
Other Revenue	9	(6)
Consolidated sales revenue	331	500
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	465	160
Other Revenue	0	0
Consolidated sales revenue	465	160
Other products
Disclosure of products and services [line items]
Revenue from contracts with customers	829	827
Other Revenue	(1)	13
Consolidated sales revenue	$ 828	$ 840